LOANS (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Number of Loans, 90 or Greater Days Delinquent	34	35
90 or Greater Days Delinquent	$ 8,717,017	$ 9,510,617
Number Of Loans, Nonaccrual Performing Loans	6
Nonacccrual Performing Loans	4,424,388
Total Number of loans	40
Total Dollars	13,141,405
Commercial Real Estate [Member]
Number of Loans, 90 or Greater Days Delinquent	7	11
90 or Greater Days Delinquent	1,527,844	2,866,539
Number Of Loans, Nonaccrual Performing Loans	2
Nonacccrual Performing Loans	3,802,947
Total Number of loans	9
Total Dollars	5,330,791
Residential Mortgage [Member]
Number of Loans, 90 or Greater Days Delinquent	10	7
90 or Greater Days Delinquent	3,169,404	2,438,771
Number Of Loans, Nonaccrual Performing Loans	3
Nonacccrual Performing Loans	569,693
Total Number of loans	13
Total Dollars	3,739,097
Construction and Land Development [Member]
Number of Loans, 90 or Greater Days Delinquent	0	2
90 or Greater Days Delinquent	0	1,413,550
Number Of Loans, Nonaccrual Performing Loans	0
Nonacccrual Performing Loans	0
Total Number of loans	0
Total Dollars	0
Home Equity and Second Mortgage [Member]
Number of Loans, 90 or Greater Days Delinquent	2	7
90 or Greater Days Delinquent	71,296	291,285
Number Of Loans, Nonaccrual Performing Loans	0
Nonacccrual Performing Loans	0
Total Number of loans	2
Total Dollars	71,296
Commercial Loan [Member]
Number of Loans, 90 or Greater Days Delinquent	11	4
90 or Greater Days Delinquent	3,732,090	2,263,916
Number Of Loans, Nonaccrual Performing Loans	0
Nonacccrual Performing Loans	0
Total Number of loans	11
Total Dollars	3,732,090
Consumer Loan [Member]
Number of Loans, 90 or Greater Days Delinquent	0	1
90 or Greater Days Delinquent	0	500
Number Of Loans, Nonaccrual Performing Loans	1
Nonacccrual Performing Loans	51,748
Total Number of loans	1
Total Dollars	51,748
Commercial Equipment [Member]
Number of Loans, 90 or Greater Days Delinquent	4	3
90 or Greater Days Delinquent	216,383	236,056
Number Of Loans, Nonaccrual Performing Loans	0
Nonacccrual Performing Loans	0
Total Number of loans	4
Total Dollars	$ 216,383